Parent Only Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (6,797)	¥ (5,064)	¥ (18,400)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(142,060)		(128,192)
Investment in short-term investments		(168,198)
Proceeds from redemption of short-term investments		18,826
Net cash used in investing activities	(142,060)	(149,372)	(128,192)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	46,632	3,136
Proceeds from issuance of convertible promissory note, net of issuance costs	145,064
Net cash provided by financing activities	191,696	3,136
Effect of exchange rate changes on cash and cash equivalents	(4,319)	11,036
Net (decrease) increase in cash and cash equivalents	38,520	(140,264)	(146,592)
Cash and cash equivalents at the beginning of the year	22,710	162,974	309,566
Cash and cash equivalents at the end of the year	¥ 61,230	¥ 22,710	¥ 162,974